Banking Deposits Guarantee Insurance System - Additional Information (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2024
Deposits Guarantee Regime [Line Items]
Contributions to the Deposits Guarantee Fund	$ 5,728,161	$ 6,330,105	$ 6,830,968
Argentine Central Bank [member] | Notification A seven nine eight five [member] | Notification by the authorities concerned regarding deposit insurance [member]
Deposits Guarantee Regime [Line Items]
Deposits secured by insurance				$ 25,000
Argentine Central Bank [member] | Communication B one two seven five five [member] | Notification by the authorities concerned regarding participating stake [member]
Deposits Guarantee Regime [Line Items]
Proportion of ownership interest in the subsidiary held by non controlling interest	8.6374%
BCRA [member]
Deposits Guarantee Regime [Line Items]
Deposits secured by insurance	$ 6,000
BCRA [member] | Communication B one two seven five five [member] | Notification by the authorities concerned regarding participating stake [member]
Deposits Guarantee Regime [Line Items]
Proportion of ownership interest in the subsidiary held by non controlling interest	83672.00%